Form 5500, Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2023
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number		04-2052042
EBP, Plan Number		001
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]		true
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan		$ 1,487	$ 1,487
EBP, Schedule of Delinquent Participant Contribution, Not Corrected		0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	[1]	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	[1]	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	[1]	$ 1,487

[1]	Voluntary Fiduciary Correction Program